Warrants	6 Months Ended
Jun. 30, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants	Note 7 - Warrants For the six months ended June 30, 2015, 2,127 shares of common stock were issued as a result of warrants exercised, resulting in proceeds of $851.